Loss per Share - Equity holders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Loss per Share
Net income / (loss)	$ (1)	$ 1,062	$ 134
Less dividends on series C preferred stock		(471)	(69)
Less dividends on Class A warrants		(868)
Net loss attributable to common stockholders	$ (1)	$ (277)	$ 65
Weighted average number of common stocks, basic	500	25,691,205	8,820,240
Effect of dilutive shares	0	0	3,455,451
Weighted average number of common stock, diluted	500	25,691,205	12,275,691
Loss per share, basic	$ (2)	$ (0.01)	$ 0.01
Loss per share, diluted	$ (2)	$ (0.01)	$ 0.01